GROUP COMPANIES	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
GROUP COMPANIES	GROUP COMPANIES

Group Holding, %	Jurisdiction	December 31, 2025	December 31, 2024
Amer Sports Holding (HK) Limited	Hong Kong SAR	100	100
Amer Sports Holding 3 Oy	Finland	100	100
Amer Sports Holding Oy	Finland	100	100
Amer Sports Corporation	Finland	100	100
Amer Industries EEU S.R.L.	Romania	100	100
Amer Sports (China) Co., Ltd.	China	100	100
Amer Sports Shanghai Commercial Limited	China	100	100
Amer Sports Digital Services Oy	Finland	100	100
Amer Sports Europe GmbH	Germany	100	100
Amer Sports Czech Republic s.r.o.	Czech Republic	100	100
Amer Sports Deutschland GmbH	Germany	100	100
Amer Sports Europe Services GmbH	Germany	100	100
Amer Sports Export GmbH	Germany	100	100
Amer Sports Spain, S.A.	Spain	100	100
Amer Sports UK Services Limited	United Kingdom	100	100
Amer Sports UK Limited	United Kingdom	100	100
Wilson Sporting Goods Co. Limited	United Kingdom	100	100
Amer Sports International Oy	Finland	100	100
Amer Sports New Zealand Limited	New Zealand	100	N/A
Amernet Holding B.V.	The Netherlands	100	100
Amer Sports Asia Services Limited	Hong Kong SAR	100	100
Amer Sports B.V.	The Netherlands	100	100
Amer Sports Canada Inc.	Canada	100	100
Arc’teryx Korea Inc.	South Korea	100	N/A
Amer Sports European Center AG	Switzerland	100	100
Amer Sports HK Limited	Hong Kong SAR	100	100
Amer Sports Macau Limited	Macau SAR	100	100
Amer Sports (Shanghai) Trading Ltd.	China	100	100
Shanghai Amer Sports Operating LTD	China	100	100
Shanghai JingAn Amer Sports Goods Co., Ltd.	China	100	100
Amer Sports Holding GmbH	Austria	100	100
Amer Sports Austria GmbH	Austria	100	100
Amer Sports Bulgaria EOOD	Bulgaria	100	100
Amer Sports Danmark ApS	Denmark	100	100
Amer Sports Global Business Services SP Zoo	Poland	100	100
Amer Sports Italia S.p.A.	Italy	100	100
Amer Sports Luxembourg S.a r.l	Luxembourg	100	100

Group Holding, %	Jurisdiction	December 31, 2025	December 31, 2024
Amer Sports Norge AS	Norway	100	100
Amer Sports Poland Sp. z o.o.	Poland	100	100
AO Amer Sports	Russia	100	100
Atomic Austria GmbH	Austria	100	100
Amer Sports Netherlands B.V.	The Netherlands	100	100
Amer Sports Sourcing Limited	Hong Kong SAR	100	100
Amer Sports Sourcing (Shenzhen) Limited	China	100	100
Amer Sports Sverige AB	Sweden	100	100
Amer Sports Vietnam Limited	Vietnam	100	100
Peak Performance Canada Inc.	Canada	100	100
Amer Sports Portugal, Unipessoal LDA	Portugal	100	100
Amer Sports Company	USA	100	100
Amer Sports Portland Design Center, Inc.	USA	100	100
Amer Sports Ski Acquisition Company	USA	N/A	100
Amer Sports US Financing LLC	USA	100	100
Amer Sports Winter & Outdoor Company	USA	100	100
Wilson Sporting Goods Co.	USA	100	100
Amer Sports Australia Pty Ltd	Australia	100	100
Amer Sports Brasil LTDA.	Brazil	100	100
Amer Sports Japan, Inc.	Japan	100	100
Amer Sports Korea Ltd.	South Korea	51	51
Amer Sports Malaysia Sdn Bhd	Malaysia	100	100
Wilmex Holding Company	USA	100	100
Nicaragua Apparel I Co.	USA	100	100
Nicaragua Apparel II Co.	USA	100	100
Nicaragua Apparel III Co.	USA	100	100
Wells Apparel Nicaragua, Sociedad Anonima	Nicaragua	100	100
Wilson Sporting Goods Co. de Mexico, S.A. de C.V.	Mexico	100	100
Amer Sports Holding S.A.S.	France	100	100
Amer Sports France S.A.S.	France	100	100
Salomon S.A.S.	France	100	100
Amer Sports SA	Switzerland	100	100
Amer Sports RO s.r.l.	Romania	100	100
Amer Sports Suomi Oy	Finland	100	100
Amer Sports Suomi Oy (Eesti filiaal)	Estonia	100	100
Amerintie 1 Oy	Finland	100	100
Amernet Holding Sverige AB	Sweden	100	100
Peak Performance Production AB	Sweden	100	100
Amer Sports Belgium	Belgium	100	100
Mascot Bidco Canada Inc.	Canada	100	100
Shanghai Xuhui Amer Sports Operation Co., Ltd	China	100	N/A